UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investors Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31

Date of reporting period: January 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS

EQUITY TRUST

LEGG MASON PARTNERS EQUITY

INCOME BUILDER FUND

FORM N-Q

JANUARY 31, 2009

LEGG MASON PARTNERS EQUITY INCOME BUILDER FUND

Schedule of Investments (unaudited)	January 31, 2009

SHARES	SECURITY	VALUE
COMMON STOCKS - 53.5%
CONSUMER DISCRETIONARY - 1.0%
Specialty Retail - 1.0%
6,500	Home Depot Inc.	$139,945

CONSUMER STAPLES - 6.6%
Food Products - 4.3%
8,000	H.J. Heinz Co.	292,000
12,000	Kraft Foods Inc., Class A Shares	336,600

	Total Food Products	628,600

Household Products - 2.3%
6,600	Kimberly-Clark Corp.	339,702

	TOTAL CONSUMER STAPLES	968,302

ENERGY - 8.9%
Energy Equipment & Services - 1.3%
3,000	Diamond Offshore Drilling Inc.	188,280

Oil, Gas & Consumable Fuels - 7.6%
3,800	BP PLC, ADR	161,386
1,800	BP Prudhoe Bay Royalty Trust	131,022
3,500	Eni SpA, ADR	148,365
3,400	San Juan Basin Royalty Trust	68,068
17,000	Spectra Energy Corp.	246,670
7,300	Total SA, ADR	363,394

	Total Oil, Gas & Consumable Fuels	1,118,905

	TOTAL ENERGY	1,307,185

FINANCIALS - 8.1%
Diversified Financial Services - 1.0%
6,000	JPMorgan Chase & Co.	153,060

Insurance - 3.2%
12,000	Travelers Cos. Inc.	463,680

Real Estate Investment Trusts (REITs) - 2.9%
28,000	Annaly Capital Management Inc.	423,920

Thrifts & Mortgage Finance - 1.0%
9,000	People’s United Financial Inc.	147,240

	TOTAL FINANCIALS	1,187,900

HEALTH CARE - 5.8%
Pharmaceuticals - 5.8%
16,000	Bristol-Myers Squibb Co.	342,560
5,500	GlaxoSmithKline PLC, ADR	193,930
4,600	Johnson & Johnson	265,374
4,000	Pfizer Inc.	58,320

	TOTAL HEALTH CARE	860,184

INDUSTRIALS - 7.2%
Aerospace & Defense - 1.5%
6,500	Honeywell International Inc.	213,265

Commercial Services & Supplies - 2.2%
10,500	Waste Management Inc.	327,495

Electrical Equipment - 0.3%
1,500	Emerson Electric Co.	49,050

Industrial Conglomerates - 2.8%
4,000	3M Co.	215,160
8,600	General Electric Co.	104,318
2,000	United Technologies Corp.	95,980

	Total Industrial Conglomerates	415,458

See Notes to Schedule of Investments.

LEGG MASON PARTNERS EQUITY INCOME BUILDER FUND

Schedule of Investments (unaudited) (continued)	January 31, 2009

SHARES	SECURITY	VALUE
Machinery - 0.4%
2,000	Caterpillar Inc.	$61,700

	TOTAL INDUSTRIALS	1,066,968

INFORMATION TECHNOLOGY - 4.0%
IT Services - 1.3%
5,300	Automatic Data Processing Inc.	192,549

Semiconductors & Semiconductor Equipment - 1.5%
12,000	Microchip Technology Inc.	227,640

Software - 1.2%
10,000	Microsoft Corp.	171,000

	TOTAL INFORMATION TECHNOLOGY	591,189

MATERIALS - 2.2%
Chemicals - 2.2%
5,000	E.I. du Pont de Nemours & Co.	114,800
5,500	PPG Industries Inc.	206,690

	TOTAL MATERIALS	321,490

TELECOMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 4.7%
13,700	AT&T Inc.	337,294
7,000	Verizon Communications Inc.	209,090
17,000	Windstream Corp.	147,560

	TOTAL TELECOMMUNICATION SERVICES	693,944

UTILITIES - 5.0%
Electric Utilities - 3.3%
14,000	Duke Energy Corp.	212,100
7,000	Progress Energy Inc.	271,040

	Total Electric Utilities	483,140

Multi-Utilities - 1.7%
19,000	CenterPoint Energy Inc.	254,220

	TOTAL UTILITIES	737,360

	TOTAL COMMON STOCKS (Cost - $9,116,433)	7,874,467

PREFERRED STOCKS - 5.4%
CONSUMER DISCRETIONARY - 3.1%
Media - 3.1%
13,000	CBS Corp., 7.250%	204,230
11,000	Comcast Corp., Series B, 7.000%	252,340

	TOTAL CONSUMER DISCRETIONARY	456,570

FINANCIALS - 2.3%
Diversified Financial Services - 0.4%
5,000	Merrill Lynch Preferred Capital Trust III, 7.000%	61,550

Insurance - 1.9%
16,000	MetLife Inc., Series B, 6.500%	275,200

	TOTAL FINANCIALS	336,750

	TOTAL PREFERRED STOCKS (Cost - $877,195)	793,320

CONVERTIBLE PREFERRED STOCKS - 4.9%
ENERGY - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
300	El Paso Corp., 4.990% (a)	213,450

See Notes to Schedule of Investments.

LEGG MASON PARTNERS EQUITY INCOME BUILDER FUND

Schedule of Investments (unaudited) (continued)	January 31, 2009

SHARES	SECURITY	VALUE
HEALTH CARE - 1.3%
Pharmaceuticals - 1.3%
1,100	Schering-Plough Corp., 6.000% 8/13/10	$191,411

INDUSTRIALS - 0.5%
Commercial Services & Supplies - 0.5%
2,500	Avery Dennison Corp., 7.875% 11/15/10	72,500

MATERIALS - 1.7%
Chemicals - 0.4%
3,300	Celanese Corp., 4.250%	50,325

Metals & Mining - 1.3%
300	Freeport-McMoRan Copper & Gold Inc., 5.500%	195,900

	TOTAL MATERIALS	246,225

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $772,904)	723,586

FACE AMOUNT
CORPORATE BONDS & NOTES - 5.3%
FINANCIALS - 4.3%
Diversified Financial Services - 2.1%
$400,000	JPMorgan Chase & Co., Junior Subordinated Notes, 7.900% due 4/30/18 (b)(c)	304,754

Insurance - 2.2%
500,000	Travelers Cos. Inc., Junior Subordinated Debentures, 6.250% due 3/15/37 (b)	330,360

	TOTAL FINANCIALS	635,114

UTILITIES - 1.0%
Electric Utilities - 1.0%
200,000	FPL Group Capital Inc., 7.300% due 9/1/67 (b)	148,214

	TOTAL CORPORATE BONDS & NOTES (Cost - $878,263)	783,328

CONVERTIBLE BONDS & NOTES - 1.8%
INFORMATION TECHNOLOGY - 1.8%
Computers & Peripherals - 0.4%
50,000	EMC Corp., 1.750% due 12/1/11	48,750

Internet Software & Services - 1.4%
300,000	VeriSign Inc., 3.250% due 8/15/37	207,000

	TOTAL CONVERTIBLE BONDS & NOTES (Cost - $267,510)	255,750

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $11,912,305)	10,430,451

SHORT-TERM INVESTMENT - 28.8%
Repurchase Agreement - 28.8%
4,240,000	State Street Bank & Trust Co., dated 1/30/09, 0.010% due 2/2/09; Proceeds due at maturity - $4,240,004; (Fully collateralized by U.S. Treasury Bill, 0.000% due 7/16/09; Market value - $4,328,931) (Cost - $4,240,000)	4,240,000

	TOTAL INVESTMENTS - 99.7% (Cost - $16,152,305#)	14,670,451
	Other Assets in Excess of Liabilities - 0.3%	47,979

	TOTAL NET ASSETS - 100.0%	$14,718,430

See Notes to Schedule of Investments.

LEGG MASON PARTNERS EQUITY INCOME BUILDER FUND

Schedule of Investments (unaudited) (continued)	January 31, 2009

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (see Note 1).

(b)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2009.

(c)	Security has no maturity date. The date shown represents the next call date.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Equity Income Builder Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Effective November 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	January 31, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$14,670,451	$9,177,923	$5,492,528	—

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At January 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$89,667
Gross unrealized depreciation	(1,571,521)

Net unrealized depreciation	$(1,481,854)

3. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 25, 2009

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	March 25, 2009